Financial Investments - HSBC Holdings, Maturities of investments in debt securities at their carrying amount (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 2,880,751	$ 2,621,427
Debt securities
Disclosure of financial assets [line items]
Financial assets	88,639	85,735
Debt securities measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	88,639	85,735
Debt securities measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	76,882	75,259
Debt securities measured at amortised cost | Not later than one year | Debt securities
Disclosure of financial assets [line items]
Financial assets	6,135	5,472
Debt securities measured at amortised cost | 1 to 5 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	16,497	14,395
Debt securities measured at amortised cost | 5 to 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	19,439	21,431
Debt securities measured at amortised cost | Over 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	34,812	33,961
Financial investments
Disclosure of financial assets [line items]
Financial assets	490,693	443,312
Financial investments | Debt securities
Disclosure of financial assets [line items]
Financial assets	358,349	335,795
Financial investments | Not later than one year | Debt securities
Disclosure of financial assets [line items]
Financial assets	78,385	67,305
Financial investments | 1 to 5 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	148,358	138,135
Financial investments | 5 to 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	61,605	64,262
Financial investments | Over 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	70,001	66,093
HSBC Holdings
Disclosure of financial assets [line items]
Financial assets	102,237	93,215
HSBC Holdings | Debt securities
Disclosure of financial assets [line items]
Financial assets	17,485	16,106
HSBC Holdings | Debt securities measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	17,485	16,106
HSBC Holdings | Debt securities measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	6,544	6,025
HSBC Holdings | Debt securities measured at amortised cost | Not later than one year | Debt securities
Disclosure of financial assets [line items]
Financial assets	3,767	3,010
HSBC Holdings | Debt securities measured at amortised cost | 1 to 5 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	2,777	3,015
HSBC Holdings | Debt securities measured at amortised cost | 5 to 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	0	0
HSBC Holdings | Debt securities measured at amortised cost | Over 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	0	0
HSBC Holdings | Financial investments | Debt securities
Disclosure of financial assets [line items]
Financial assets	6,544	6,025
HSBC Holdings | Financial investments | Not later than one year | Debt securities
Disclosure of financial assets [line items]
Financial assets	3,767	3,010
HSBC Holdings | Financial investments | 1 to 5 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	2,777	3,015
HSBC Holdings | Financial investments | 5 to 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	0	0
HSBC Holdings | Financial investments | Over 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0